Statements of cash flows	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [Abstract]
Statements of cash flows

6. STATEMENTS OF CASH FLOWS

(1) Details of cash and cash equivalents are as follows (Unit: Korean Won in millions):

	December 31, 2019	December 31, 2020
Cash	1,957,997	1,611,282
Foreign currencies	625,999	514,565
Demand deposits	3,684,044	7,314,353
Fixed deposits	124,526	550,783

Total	6,392,566	9,990,983

(2) Significant transactions of investing activities and financing activities not involving cash inflows and outflows are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	2,505	(14,141)	59,360
Changes in other comprehensive income related to valuation of equity method investments	2,958	613	(2,298)
Changes in other comprehensive income related to valuation loss on cash flow hedge	(4,646)	(1,823)	4,420
Changes in financial assets measure at FVTOCI due to debt-for-equity swap	14,378	96,527	3,575
Changes in the investment assets of associates due to the transfer of assets held-for-sale	(89,151)	651	(50,411)
Changes in financial assets at FVTPL and assets held-for-sale	—	—	(2,385)
Transfer of investment properties and premises and equipment	—	166,892	30,431
Transfer from property, plant and equipment to assets held for sale	6,243	(95)	—
Changes in account payables related to intangible assets	—	29,705	(11,639)
Changes in right-of-use assets and lease liabilities	—	692,103	222,587
Comprehensive stock exchange	—	581,609	—
Changes in equity related to assets held for sale	(4,145)	—	—
Changes in unpaid dividends on hybrid equity securities	3,569	—	—

(3) Adjustments of liabilities from financing activities in current and prior year are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2019
	Beginning balance	Cash flow	Not involving cash inflows and outflows				Ending balance
			Foreign Exchange	Variation of gains on valuation of hedged items	Business Combination	Others
Borrowings	16,202,986	3,081,757	(285,607)	—	—	(216)	18,998,920
Debentures	28,735,862	1,858,763	155,433	85,984	—	22,013	30,858,055
Lease liabilities(*)	377,030	(217,867)	(819)	—	5,552	255,149	419,045

Total	45,315,878	4,722,653	(130,993)	85,984	5,552	276,946	50,276,020

(*)	The amount of lease liability at the beginning of the current in applying IFRS 16 is reflected.

	For the year ended December 31, 2020
	Beginning balance	Cash flow	Not involving cash inflows and outflows				Ending balance
			Foreign Exchange	Variation of gains on valuation of hedged items	Business Combination	Others(*)
Borrowings	18,998,920	2,033,851	(586,215)	—	298,854	56	20,745,466
Debentures	30,858,055	913,836	(290,041)	58,861	5,980,746	(42,099)	37,479,358
Lease liabilities	419,045	(204,794)	(5,141)	—	3,751	194,570	407,431
Other liabilities	23,909	3,971	—	—	—	(1,526)	26,354

Total	50,299,929	2,746,864	(881,397)	58,861	6,283,351	151,001	58,658,609

(*)	The change in lease liabilities due to the new contract includes 231,325 million Won.